Segment reporting	6 Months Ended
Jun. 30, 2019
Segment reporting
Segment reporting

Segment reporting

Figures in million

For the six months ended 30 Jun 2019
	GROUP	US OPERA- TIONS	SA OPERATIONS															GROUP
SA rand	Total	Stillwater	Total SA Opera-tions	Total SA PGM	Rusten- burg	Mari-kana[1]	Kroondal	Platinum Mile	Mimosa	Cor- porate[2]	Total SA gold	Drie- fontein	Kloof	Beatrix	Cooke	DRD- GOLD	Cor- porate[2]	Cor- porate[2]
Revenue	23,534.9	11,323.4	12,257.3	6,239.0	2,448.8	1,369.2	2,272.2	148.8	1,111.5	(1,111.5)	6,018.3	296.9	2,708.0	1,049.4	376.6	1,509.6	77.8	(45.8)
Underground	14,427.3	5,214.4	9,258.7	5,943.0	2,301.6	1,369.2	2,272.2	-	1,111.5	(1,111.5)	3,315.7	295.2	2,063.3	870.0	9.4	-	77.8	(45.8)
Surface	2,998.6	-	2,998.6	296.0	147.2		-	148.8	-	-	2,702.6	1.7	644.7	179.4	367.2	1,509.6	-	-
Recycling	6,109.0	6,109.0	-	-	-		-	-	-	-	-	-	-	-	-	-	-	-
Cost of sales, before amortisation and depreciation	(20,662.1)	(8,332.7)	(12,329.4)	(4,117.1)	(1,334.3)	(1,220.2)	(1,458.7)	(103.9)	(686.6)	686.6	(8,212.3)	(1,864.4)	(3,128.6)	(1,646.8)	(280.2)	(1,292.3)	-	-
Underground	(12,188.9)	(2,528.6)	(9,660.3)	(3,748.9)	(1,070.0)	(1,220.2)	(1,458.7)	-	(686.6)	686.6	(5,911.4)	(1,851.2)	(2,532.3)	(1,518.8)	(9.1)	-	-	-
Surface	(2,669.1)	-	(2,669.1)	(368.2)	(264.3)	-	-	(103.9)	-	-	(2,300.9)	(13.2)	(596.3)	(128.0)	(271.1)	(1,292.3)	-	-
Recycling	(5,804.1)	(5,804.1)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Net other cash costs[3]	(803.4)	(31.6)	(771.8)	(61.0)	(44.7)	39.4	(42.0)	(12.9)	(8.0)	7.2	(710.8)	(141.0)	(108.9)	(133.0)	(267.4)	(7.3)	(53.2)	-
Adjusted EBITDA	2,069.4	2,959.1	(843.9)	2,060.9	1,069.8	188.4	771.5	32.0	416.9	(417.7)	(2,904.8)	(1,708.5)	(529.5)	(730.4)	(171.0)	210.0	24.6	(45.8)
Amortisation and depreciation	(2,924.7)	(1,092.3)	(1,832.4)	(717.4)	(442.0)	(22.2)	(248.6)	(2.3)	(98.9)	96.6	(1,115.0)	(215.5)	(564.9)	(209.1)	(7.5)	(87.9)	(30.1)	-
Interest income	287.3	58.3	229.0	117.4	41.7	44.2	30.6	0.1	0.8	-	111.6	20.9	21.6	7.5	20.8	30.1	10.7	-
Finance expense	(1,571.3)	(779.2)	(642.7)	(268.1)	(704.5)	(58.8)	(73.0)	-	(11.5)	579.7	(374.6)	(139.2)	(138.9)	(83.5)	(36.8)	(41.8)	65.6	(149.4)
Share-based payments	(163.0)	(22.8)	(140.2)	-	-	-	-	-	-	-	(140.2)	-	-	-	-	(18.2)	(122.0)	-
Net other[4]	(166.9)	0.4	(167.3)	(7.5)	(4.1)	(90.5)	(4.3)	0.4	(94.2)	185.2	(159.8)	10.8	11.5	6.9	(31.9)	70.8	(227.9)	-
Non-underlying items[5]	263.8	(43.1)	306.9	820.8	1.1	820.9	(0.1)	-	(18.9)	17.8	(513.9)	(192.2)	(41.3)	(123.4)	(2.1)	4.1	(159.0)	-
Royalties	(117.3)	-	(117.3)	(93.6)	(83.1)	(7.3)	(3.2)	-	(37.7)	37.7	(23.7)	(1.9)	(14.1)	(5.7)	(2.0)	-	-	-
Current taxation	(656.3)	(191.3)	(465.0)	(293.8)	(155.9)	(38.2)	(99.4)	-	(47.2)	46.9	(171.2)	-	-	-	-	4.8	(176.0)	-
Deferred taxation	2,797.8	1,548.0	1,249.8	(37.1)	5.4	0.2	(36.9)	(8.5)	(1.3)	4.0	1,286.9	467.2	313.6	249.6	-	(20.5)	277.0	-
Loss for the period	(181.2)	2,437.1	(2,423.1)	1,581.6	(271.6)	836.7	336.6	21.7	108.0	550.2	(4,004.7)	(1,758.4)	(942.0)	(888.1)	(230.5)	151.4	(337.1)	(195.2)
Attributable to:
Owners of Sibanye-Stillwater	(265.2)	2,437.1	(2,507.1)	1,592.0	(271.6)	848.9	336.6	19.9	108.0	550.2	(4,099.1)	(1,758.4)	(942.0)	(888.1)	(230.5)	57.6	(337.7)	(195.2)
Non-controlling interests	84.0	-	84.0	(10.4)	-	(12.2)	-	1.8	-	-	94.4	-	-	-	-	93.8	0.6	-
Sustaining capital expenditure	(451.3)	(66.2)	(385.1)	(307.8)	(128.1)	(95.4)	(76.5)	(7.8)	(165.6)	165.6	(77.3)	(18.5)	(27.7)	(21.0)	-	(10.1)	-	-
Ore reserve development	(1,110.8)	(586.1)	(524.7)	(250.8)	(250.8)		-	-	-	-	(273.9)	(81.4)	(148.8)	(43.7)	-	-	-	-
Growth projects	(1,021.1)	(942.2)	(78.9)	(3.9)	-	(0.7)	-	(3.2)	-	-	(75.0)	-	(29.0)	(0.7)	-	(28.1)	(17.2)	-
Total capital expenditure	(2,583.2)	(1,594.5)	(988.7)	(562.5)	(378.9)	(96.1)	(76.5)	(11.0)	(165.6)	165.6	(426.2)	(99.9)	(205.5)	(65.4)	-	(38.2)	(17.2)	-

For the six months ended 30 Jun 2019
	GROUP	US OPERA- TIONS	SA OPERATIONS															GROUP
US dollars[6]	Total	Stillwater	Total SA Opera-tions	Total SA PGM	Rusten- burg	Mari-kana[1]	Kroondal	Platinum Mile	Mimosa	Cor- porate[2]	Total SA gold	Drie- fontein	Kloof	Beatrix	Cooke	DRD- GOLD	Cor- porate[2]	Cor- porate[2]
Revenue	1,657.4	797.4	863.2	439.4	172.5	96.4	160.0	10.5	78.3	(78.3)	423.8	20.9	190.7	73.9	26.6	106.3	5.4	(3.2)
Underground	1,016.0	367.2	652.0	418.5	162.1	96.4	160.0	-	78.3	(78.3)	233.5	20.8	145.3	61.3	0.7	-	5.4	(3.2)
Surface	211.2	-	211.2	20.9	10.4	-	-	10.5	-	-	190.3	0.1	45.4	12.6	25.9	106.3	-	-
Recycling	430.2	430.2	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Cost of sales, before amortisation and depreciation	(1,455.1)	(586.8)	(868.3)	(289.9)	(94.0)	(85.9)	(102.7)	(7.3)	(48.4)	48.4	(578.4)	(131.3)	(220.4)	(116.0)	(19.7)	(91.0)	-	-
Underground	(858.5)	(178.1)	(680.4)	(264.0)	(75.4)	(85.9)	(102.7)	-	(48.4)	48.4	(416.4)	(130.4)	(178.4)	(107.0)	(0.6)	-	-	-
Surface	(187.9)	-	(187.9)	(25.9)	(18.6)	-	-	(7.3)	-	-	(162.0)	(0.9)	(42.0)	(9.0)	(19.1)	(91.0)	-	-
Recycling	(408.7)	(408.7)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Net other cash costs	(56.5)	(2.2)	(54.3)	(4.3)	(3.2)	2.8	(3.0)	(0.9)	(0.5)	0.5	(50.0)	(9.9)	(7.6)	(9.3)	(18.9)	(0.5)	(3.8)	-
Adjusted EBITDA	145.8	208.4	(59.4)	145.2	75.3	13.3	54.3	2.3	29.4	(29.4)	(204.6)	(120.3)	(37.3)	(51.4)	(12.0)	14.8	1.6	(3.2)
Amortisation and depreciation	(206.0)	(76.9)	(129.1)	(50.6)	(31.1)	(1.6)	(17.5)	(0.2)	(7.0)	6.8	(78.5)	(15.2)	(39.8)	(14.7)	(0.5)	(6.2)	(2.1)	-
Interest income	20.2	4.1	16.1	8.3	2.9	3.1	2.2	-	0.1	-	7.8	1.5	1.5	0.5	1.5	2.1	0.7	-
Finance expense	(110.7)	(54.9)	(45.3)	(18.8)	(49.6)	(4.1)	(5.1)	-	(0.8)	40.8	(26.5)	(9.8)	(9.8)	(5.9)	(2.6)	(2.9)	4.5	(10.5)
Share-based payments	(11.5)	(1.6)	(9.9)	-	-	-	-	-	-	-	(9.9)	-	-	-	-	(1.3)	(8.6)	-
Net other	(11.8)	-	(11.8)	(0.6)	(0.3)	(6.4)	(0.3)	-	(6.6)	13.0	(11.2)	0.8	0.8	0.5	(2.2)	5.0	(16.1)	-
Non-underlying items	18.5	(3.0)	21.5	57.9	0.1	57.8	-	-	(1.3)	1.3	(36.4)	(13.5)	(2.9)	(8.7)	(0.1)	0.3	(11.5)	-
Royalties	(8.3)	-	(8.3)	(6.6)	(5.9)	(0.5)	(0.2)	-	(2.7)	2.7	(1.7)	(0.1)	(1.0)	(0.4)	(0.2)	-	-	-
Current taxation	(46.2)	(13.5)	(32.7)	(20.7)	(11.0)	(2.7)	(7.0)	-	(3.3)	3.3	(12.0)	-	-	-	-	0.3	(12.3)	-
Deferred taxation	197.0	109.0	88.0	(2.6)	0.4	-	(2.6)	(0.6)	(0.1)	0.3	90.6	32.9	22.1	17.6	-	(1.4)	19.4	-
Loss for the period	(13.0)	171.6	(170.9)	111.5	(19.2)	58.9	23.8	1.5	7.7	38.8	(282.4)	(123.7)	(66.4)	(62.5)	(16.1)	10.7	(24.4)	(13.7)
Attributable to:				-
Owners of Sibanye-Stillwater	(18.9)	171.6	(176.8)	112.3	(19.2)	59.8	23.8	1.4	7.7	38.8	(289.1)	(123.7)	(66.4)	(62.5)	(16.1)	4.0	(24.4)	(13.7)
Non-controlling interests	5.9	-	5.9	(0.8)	-	(0.9)	-	0.1	-	-	6.7	-	-	-	-	6.7	-	-
Sustaining capital expenditure	(31.8)	(4.7)	(27.1)	(21.6)	(9.0)	(6.7)	(5.4)	(0.5)	(11.7)	11.7	(5.5)	(1.3)	(2.0)	(1.5)	-	(0.7)	-	-
Ore reserve development	(78.5)	(41.3)	(37.2)	(17.7)	(17.7)	-	-	-	-	-	(19.5)	(5.8)	(10.6)	(3.1)	-	-	-	-
Growth projects	(71.8)	(66.4)	(5.4)	(0.2)	-	-	-	(0.2)	-	-	(5.2)	-	(2.0)	-	-	(2.0)	(1.2)	-
Total capital expenditure	(182.1)	(112.4)	(69.7)	(39.5)	(26.7)	(6.7)	(5.4)	(0.7)	(11.7)	11.7	(30.2)	(7.1)	(14.6)	(4.6)	-	(2.7)	(1.2)	-

[1]The SA PGM operations’ results for the six months ended 30 June 2019 include the Marikana operations for one month since acquisition (refer to note 7.1)

[2]Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue

[3]Net other cash costs consist of care and maintenance and other costs as detailed in profit or loss

[4]Net other consists of gain on financial instruments, gain on foreign exchange differences, and change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable as detailed in profit or loss. Corporate and reconciling items net other includes the share of results equity-accounted investees after tax as detailed in profit or loss

[5]Non-underlying items consists of gain on disposal of property, plant and equipment, impairments, gain on acquisition, restructuring costs and transaction costs as detailed in profit or loss

[6]The average exchange rate for the six months ended 30 June 2019 was R14.20/US$

Figures are in millions

For the six months ended 31 Dec 2018
	GROUP	US OPERA- TIONS	SA OPERATIONS														GROUP
SA rand	Total	Stillwater	Total SA Operations	Total SA PGM	Rusten- burg	Kroondal	Platinum Mile	Mimosa	Cor- porate[1]	Total SA gold[2]	Drie- fontein	Kloof	Beatrix	Cooke	DRD- GOLD	Cor- porate[1]	Cor- porate[1]
Revenue	26,746.4	8,431.7	18,341.4	8,364.9	6,167.4	2,085.3	112.2	940.8	(940.8)	9,976.5	2,093.8	4,010.1	2,295.8	549.9	1,047.5	(20.6)	(26.7)
Underground	20,320.7	4,898.6	15,448.8	7,812.7	5,727.4	2,085.3	-	940.8	(940.8)	7,636.1	1,994.7	3,403.4	2,216.6	42.0	-	(20.6)	(26.7)
Surface	2,892.6	-	2,892.6	552.2	440.0	-	112.2	-	-	2,340.4	99.1	606.7	79.2	507.9	1,047.5	-	-
Recycling	3,533.1	3,533.1	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Cost of sales, before amortisation and depreciation	(21,872.8)	(6,167.3)	(15,705.5)	(6,379.9)	(4,807.2)	(1,483.7)	(89.0)	(651.8)	651.8	(9,325.6)	(2,731.9)	(3,199.2)	(1,945.0)	(429.5)	(1,020.0)	-	-
Underground	(15,891.6)	(2,757.7)	(13,133.9)	(5,866.2)	(4,382.5)	(1,483.7)	-	(651.8)	651.8	(7,267.7)	(2,654.4)	(2,698.3)	(1,905.7)	(9.3)	-	-	-
Surface	(2,571.6)	-	(2,571.6)	(513.7)	(424.7)	-	(89.0)	-	-	(2,057.9)	(77.5)	(500.9)	(39.3)	(420.2)	(1,020.0)	-	-
Recycling	(3,409.6)	(3,409.6)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Net other cash costs[3]	(399.8)	0.1	(399.9)	(104.3)	(71.4)	(31.7)	(0.7)	-	(0.5)	(295.6)	(26.3)	(24.7)	(27.2)	(299.4)	8.7	73.3	-
Adjusted EBITDA	4,473.8	2,264.5	2,236.0	1,880.7	1,288.8	569.9	22.5	289.0	(289.5)	355.3	(664.4)	786.2	323.6	(179.0)	36.2	52.7	(26.7)
Amortisation and depreciation	(3,519.1)	(1,209.6)	(2,309.5)	(573.0)	(379.1)	(190.2)	(1.7)	(101.1)	99.1	(1,736.5)	(614.1)	(719.0)	(330.5)	(2.7)	(57.9)	(12.3)	-
Interest income	290.8	45.9	244.9	46.9	12.7	33.2	-	-	1.0	198.0	48.8	39.9	26.5	25.5	26.1	31.2	-
Finance expense	(1,750.5)	(1,011.1)	(579.1)	(211.4)	(1,742.6)	(67.5)	-	(8.2)	1,606.9	(367.7)	(117.1)	(122.8)	(73.0)	(41.0)	(33.0)	19.2	(160.3)
Share-based payments	(164.7)	(19.1)	(145.6)	-	-	-	-	-	-	(145.6)	-	-	-	-	(3.2)	(142.4)	-
Net other[4]	2,165.2	(1.2)	2,166.4	640.0	4,403.8	109.9	0.7	(7.5)	(3,866.9)	1,526.4	(326.4)	(74.7)	(40.9)	(70.4)	(419.1)	2,457.9	-
Non-underlying items[5]	(2,986.5)	(33.2)	(2,953.3)	(9.2)	(9.4)	0.2	-	-	-	(2,944.1)	(2,159.5)	15.3	(160.2)	(16.9)	(4.6)	(618.2)	-
Royalties	(108.9)	-	(108.9)	(141.1)	(138.0)	(3.1)	-	(28.7)	28.7	32.2	16.5	19.4	(0.9)	(2.7)	-	(0.1)	-
Current taxation	58.9	238.1	(179.2)	(250.7)	(249.9)	-	-	(49.9)	49.1	71.5	-	(101.2)	1.6	-	(3.0)	174.1	-
Deferred taxation	(1,058.0)	(1,838.9)	780.9	(115.1)	37.0	(148.5)	(4.1)	(18.8)	19.3	896.0	736.3	291.4	110.2	-	(132.0)	(109.9)	-
Profit for the period	(2,599.0)	(1,564.6)	(847.4)	1,267.1	3,223.3	303.9	17.4	74.8	(2,352.3)	(2,114.5)	(3,079.9)	134.5	(143.6)	(287.2)	(590.5)	1,852.2	(187.0)
Attributable to:
Owners of Sibanye-Stillwater	(2,576.3)	(1,564.6)	(824.7)	1,265.7	3,223.3	303.9	16.0	74.8	(2,352.3)	(2,090.4)	(3,079.9)	134.5	(143.6)	(287.2)	(565.8)	1,851.6	(187.0)
Non-controlling interests	(22.7)	-	(22.7)	1.4	-	-	1.4	-	-	(24.1)	-	-	-	-	(24.7)	0.6	-
Sustaining capital expenditure	(832.6)	(149.5)	(683.1)	(320.9)	(224.7)	(91.5)	(4.7)	(105.2)	105.2	(362.2)	(144.0)	(145.2)	(58.4)	-	(14.5)	(0.1)	-
Ore reserve development	(1,833.8)	(559.3)	(1,274.5)	(251.2)	(251.2)	-	-	-	-	(1,023.3)	(398.0)	(441.7)	(183.6)	-	-	-	-
Growth projects	(1,361.9)	(906.3)	(455.6)	(23.7)	-	-	(23.7)	-	-	(431.9)	(0.1)	(69.1)	(1.4)	-	(303.3)	(58.0)	-
Total capital expenditure	(4,028.3)	(1,615.1)	(2,413.2)	(595.8)	(475.9)	(91.5)	(28.4)	(105.2)	105.2	(1,817.4)	(542.1)	(656.0)	(243.4)	-	(317.8)	(58.1)	-

For the six months ended 31 Dec 2018
	GROUP	US OPERA- TIONS	SA OPERATIONS														GROUP
US dollars[6]	Total	Stillwater	Total SA Operations	Total SA PGM	Rusten- burg	Kroondal	Platinum Mile	Mimosa	Cor- porate[1]	Total SA gold[2]	Drie- fontein	Kloof	Beatrix	Cooke	DRD- GOLD	Cor- porate[1]	Cor- porate[1]
Revenue	1,883.7	594.3	1,291.4	593.1	436.2	148.9	8.0	65.8	(65.8)	698.3	140.8	279.4	160.2	39.9	79.1	(1.1)	(2.0)
Underground	1,430.5	349.8	1,082.7	554.5	405.6	148.9	-	65.8	(65.8)	528.2	134.7	236.9	154.5	3.2	-	(1.1)	(2.0)
Surface	208.7	-	208.7	38.6	30.6	-	8.0	-	-	170.1	6.1	42.5	5.7	36.7	79.1	-	-
Recycling	244.5	244.5	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Cost of sales, before amortisation and depreciation	(1,540.0)	(434.1)	(1,105.9)	(449.1)	(337.9)	(104.9)	(6.3)	(45.9)	45.9	(656.8)	(189.5)	(223.5)	(135.7)	(31.0)	(77.1)	-	-
Underground	(1,118.4)	(198.2)	(920.2)	(413.0)	(308.1)	(104.9)	-	(45.9)	45.9	(507.2)	(185.0)	(188.6)	(132.9)	(0.7)	-	-	-
Surface	(185.7)	-	(185.7)	(36.1)	(29.8)	-	(6.3)	-	-	(149.6)	(4.5)	(34.9)	(2.8)	(30.3)	(77.1)	-	-
Recycling	(235.9)	(235.9)	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Net other cash costs[3]	(28.1)	0.1	(28.2)	(7.7)	(5.3)	(2.3)	(0.1)	0.1	(0.1)	(20.5)	(1.6)	(1.8)	(2.0)	(21.0)	0.7	5.2	-
Adjusted EBITDA	315.6	160.3	157.3	136.3	93.0	41.7	1.6	20.0	(20.0)	21.0	(50.3)	54.1	22.5	(12.1)	2.7	4.1	(2.0)
Amortisation and depreciation	(248.1)	(85.6)	(162.5)	(40.5)	(26.9)	(13.4)	(0.1)	(7.1)	7.0	(122.0)	(43.0)	(50.5)	(23.2)	(0.2)	(4.4)	(0.7)	-
Interest income	20.9	3.3	17.6	3.4	0.9	2.4	-	-	0.1	14.2	3.4	2.8	1.9	1.8	2.0	2.3	-
Finance expense	(124.4)	(71.8)	(40.5)	(14.9)	(130.8)	(4.8)	-	(0.6)	121.3	(25.6)	(8.1)	(8.6)	(5.1)	(2.9)	(2.5)	1.6	(12.1)
Share-based payments	(11.7)	(1.4)	(10.3)	-	-	-	-	-	-	(10.3)	-	-	-	-	(0.2)	(10.1)	-
Net other[4]	157.1	(0.5)	157.6	47.8	332.9	8.1	0.1	(0.6)	(292.7)	109.8	(24.4)	(5.4)	(3.0)	(5.1)	(31.7)	179.4	-
Non-underlying items[5]	(223.8)	(1.5)	(222.3)	(0.6)	(0.6)	-	-	-	-	(221.7)	(163.2)	1.1	(12.1)	(1.1)	(0.3)	(46.1)	-
Royalties	(7.7)	-	(7.7)	(10.5)	(10.3)	(0.2)	-	(2.1)	2.1	2.8	1.3	1.7	-	(0.2)	-	-	-
Current taxation	5.3	18.0	(12.7)	(18.9)	(18.8)	-	-	(3.5)	3.4	6.2	(0.4)	(7.8)	0.1	-	(0.2)	14.5	-
Deferred taxation	(80.3)	(139.1)	58.8	(8.3)	3.1	(11.1)	(0.3)	(1.4)	1.4	67.1	54.5	21.8	8.3	-	(10.0)	(7.5)	-
Profit for the period	(197.1)	(118.3)	(64.7)	93.8	242.5	22.7	1.3	4.7	(177.4)	(158.5)	(230.2)	9.2	(10.6)	(19.8)	(44.6)	137.5	(14.1)
Attributable to:
Owners of Sibanye-Stillwater	(195.4)	(118.3)	(63.0)	93.7	242.5	22.7	1.2	4.7	(177.4)	(156.7)	(230.2)	9.2	(10.6)	(19.8)	(42.7)	137.4	(14.1)
Non-controlling interests	(1.7)	-	(1.7)	0.1	-	-	0.1	-	-	(1.8)	-	-	-	-	(1.9)	0.1	-
Sustaining capital expenditure	(60.4)	(10.7)	(49.7)	(23.4)	(16.5)	(6.6)	(0.3)	(7.6)	7.6	(26.3)	(10.4)	(10.6)	(4.2)	-	(1.1)	-	-
Ore reserve development	(128.7)	(39.7)	(89.0)	(17.7)	(17.7)	-	-	-	-	(71.3)	(27.6)	(31.0)	(12.7)	-	-	-	-
Growth projects	(97.6)	(64.7)	(32.9)	(1.6)	-	-	(1.6)	-	-	(31.3)	-	(4.8)	(0.1)	-	(22.9)	(3.5)	-
Total capital expenditure	(286.7)	(115.1)	(171.6)	(42.7)	(34.2)	(6.6)	(1.9)	(7.6)	7.6	(128.9)	(38.0)	(46.4)	(17.0)	-	(24.0)	(3.5)	-

[1]Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue

[2]The SA gold operations’ results for the six months ended 31 December 2018 include DRDGOLD for the five months since acquisition

[3]Net other cash costs consist of care and maintenance and other costs as detailed in profit or loss

[4]Net other consists of gain on financial instruments, gain on foreign exchange differences, and change in estimate of environmental rehabilitation obligation, and right of recovery receivable and payable as detailed in profit or loss. Corporate and reconciling items net other includes the share of results equity-accounted investees after tax as detailed in profit or loss. Driefontein, Kloof, DRDGOLD and SA gold corporate and reconciling items net other includes the gain and loss on exchange of Far West Gold Recoveries, which are eliminated

[5]Non-underlying items consists of gain on disposal of property, plant and equipment, impairments, gain on derecognition of borrowings and derivative financial instrument, occupational healthcare expense, restructuring costs and transaction costs as detailed in profit or loss

[6]The average exchange rate for the six months ended 31 December 2018 was R14.18/US$

Figures are in millions

For the six months ended 30 Jun 2018
	GROUP	US OPERA- TIONS	SA OPERATIONS
SA rand	Total	Stillwater	Total SA Operations	Total SA PGM	Rusten- burg	Kroondal	Platinum Mile	Mimosa	Cor- porate[1]	Total SA gold	Drie- fontein	Kloof	Beatrix	Cooke	Cor- porate[1]
Revenue	23,910.0	7,441.1	16,468.9	6,788.7	5,205.1	1,499.1	84.5	916.7	(916.7)	9,680.2	3,017.4	4,121.6	2,305.5	291.9	(56.2)
Underground	18,285.0	3,531.5	14,753.5	6,232.4	4,733.3	1,499.1	-	916.7	(916.7)	8,521.1	2,787.7	3,534.5	2,251.2	3.9	(56.2)
Surface	1,715.4	-	1,715.4	556.3	471.8	-	84.5	-	-	1,159.1	229.7	587.1	54.3	288.0	-
Recycling	3,909.6	3,909.6	-	-	-	-	-	-	-	-	-	-	-	-	-
Cost of sales, before amortisation and depreciation	(19,642.4)	(5,553.6)	(14,088.8)	(5,716.1)	(4,396.7)	(1,255.7)	(63.7)	(583.9)	583.9	(8,372.7)	(2,977.4)	(3,165.6)	(1,965.8)	(263.9)	-
Underground	(14,357.1)	(1,766.7)	(12,590.4)	(5,265.2)	(4,009.5)	(1,255.7)	-	(583.9)	583.9	(7,325.2)	(2,732.3)	(2,653.9)	(1,935.3)	(3.7)	-
Surface	(1,498.4)	-	(1,498.4)	(450.9)	(387.2)	-	(63.7)	-	-	(1,047.5)	(245.1)	(511.7)	(30.5)	(260.2)	-
Recycling	(3,786.9)	(3,786.9)	-	-	-	-	-	-	-	-	-	-	-	-	-
Net other cash costs[2]	(372.0)	(0.1)	(371.9)	(71.5)	(49.7)	(21.0)	(0.5)	(6.7)	6.4	(300.4)	(23.9)	(20.1)	(10.0)	(274.0)	27.6
Adjusted EBITDA	3,895.6	1,887.4	2,008.2	1,001.1	758.7	222.4	20.3	326.1	(326.4)	1,007.1	16.1	935.9	329.7	(246.0)	(28.6)
Amortisation and depreciation	(3,094.7)	(1,024.8)	(2,069.9)	(501.4)	(318.0)	(180.2)	(1.3)	(90.5)	88.6	(1,568.5)	(586.8)	(659.8)	(304.8)	(3.0)	(14.1)
Interest income	191.3	37.3	154.0	36.6	7.5	27.1	1.3	0.1	0.6	117.4	45.5	32.1	13.5	16.2	10.1
Finance expense	(1,384.2)	(786.0)	(598.2)	(211.0)	(148.0)	(63.0)	-	(4.8)	4.8	(387.2)	(117.8)	(123.1)	(70.6)	(37.1)	(38.6)
Share-based payments	(134.7)	(16.6)	(118.1)	-	-	-	-	-	-	(118.1)	(0.2)	-	-	-	(117.9)
Net other[3]	1,118.8	70.0	1,048.8	86.3	(55.8)	27.7	-	(1.7)	116.1	962.5	(36.4)	(35.6)	(16.9)	(35.8)	1,087.2
Non-underlying items[4]	(325.4)	(177.5)	(147.9)	(20.5)	(21.3)	0.2	-	-	0.6	(127.4)	1.9	11.9	3.6	(33.7)	(111.1)
Royalties	(103.7)	-	(103.7)	(20.9)	(18.5)	(2.4)	-	(28.9)	28.9	(82.8)	(15.1)	(48.4)	(17.9)	(1.5)	0.1
Current taxation	(154.2)	0.2	(154.4)	(27.8)	(27.5)	-	-	(53.5)	53.2	(126.6)	63.9	25.9	3.9	0.8	(221.1)
Deferred taxation	69.5	43.2	26.3	(77.5)	(52.5)	(20.4)	(5.1)	(11.1)	11.6	103.8	186.6	21.7	17.6	-	(122.1)
Profit for the period	78.3	33.2	45.1	264.9	124.6	11.4	15.2	135.7	(22.0)	(219.8)	(442.3)	160.6	(41.9)	(340.1)	443.9
Attributable to:
Owners of Sibanye-Stillwater	76.7	33.2	43.5	263.6	124.6	11.4	13.9	135.7	(22.0)	(220.1)	(442.3)	160.6	(41.9)	(340.1)	443.6
Non-controlling interests	1.6	-	1.6	1.3	-	-	1.3	-	-	0.3	-	-	-	-	0.3
Sustaining capital expenditure	(438.6)	(110.7)	(327.9)	(143.5)	(88.8)	(49.9)	(4.8)	(65.7)	65.7	(184.4)	(84.1)	(75.4)	(24.2)	-	(0.7)
Ore reserve development	(1,696.6)	(439.6)	(1,257.0)	(226.7)	(226.7)	-	-	-	-	(1,030.3)	(419.1)	(397.9)	(213.3)	-	-
Growth projects	(917.3)	(667.7)	(249.6)	(34.0)	(0.6)	-	(33.4)	-	-	(215.6)	(0.3)	(72.7)	(0.3)	-	(142.3)
Total capital expenditure	(3,052.5)	(1,218.0)	(1,834.5)	(404.2)	(316.1)	(49.9)	(38.2)	(65.7)	65.7	(1,430.3)	(503.5)	(546.0)	(237.8)	-	(143.0)

For the six months ended 30 Jun 2018
	GROUP	US OPERA- TIONS	SA OPERATIONS
US dollars[5]	Total	Stillwater	Total SA Operations	Total SA PGM	Rusten- burg	Kroondal	Platinum Mile	Mimosa	Cor- porate[1]	Total SA gold	Drie- fontein	Kloof	Beatrix	Cooke	Cor- porate[1]
Revenue	1,942.3	604.5	1,337.8	551.5	422.8	121.8	6.9	74.5	(74.5)	786.3	245.2	334.8	187.3	23.7	(4.7)
Underground	1,485.3	286.9	1,198.4	506.3	384.5	121.8	-	74.5	(74.5)	692.1	226.5	287.1	182.9	0.3	(4.7)
Surface	139.4	-	139.4	45.2	38.3	-	6.9	-	-	94.2	18.7	47.7	4.4	23.4	-
Recycling	317.6	317.6	-	-	-	-	-	-	-	-	-	-	-	-	-
Cost of sales, before amortisation and depreciation	(1,595.6)	(451.1)	(1,144.5)	(464.4)	(357.2)	(102.0)	(5.2)	(47.4)	47.4	(680.1)	(241.8)	(257.2)	(159.7)	(21.4)	-
Underground	(1,166.2)	(143.5)	(1,022.7)	(427.7)	(325.7)	(102.0)	-	(47.4)	47.4	(595.0)	(221.9)	(215.6)	(157.2)	(0.3)	-
Surface	(121.8)	-	(121.8)	(36.7)	(31.5)	-	(5.2)	-	-	(85.1)	(19.9)	(41.6)	(2.5)	(21.1)	-
Recycling	(307.6)	(307.6)	-	-	-	-	-	-	-	-	-	-	-	-	-
Net other cash costs[2]	(30.3)	(0.1)	(30.2)	(5.8)	(4.0)	(1.7)	(0.1)	(0.6)	0.6	(24.4)	(2.1)	(1.6)	(0.8)	(22.3)	2.4
Adjusted EBITDA	316.4	153.3	163.1	81.3	61.6	18.1	1.6	26.5	(26.5)	81.8	1.3	76.0	26.8	(20.0)	(2.3)
Amortisation and depreciation	(251.4)	(83.2)	(168.2)	(40.7)	(25.8)	(14.6)	(0.1)	(7.4)	7.2	(127.5)	(47.7)	(53.6)	(24.8)	(0.2)	(1.2)
Interest income	15.5	3.0	12.5	2.9	0.6	2.2	0.1	-	-	9.6	3.7	2.6	1.1	1.3	0.9
Finance expense	(112.4)	(63.9)	(48.5)	(17.1)	(12.0)	(5.1)	-	(0.4)	0.4	(31.4)	(9.6)	(10.0)	(5.7)	(3.0)	(3.1)
Share-based payments	(10.9)	(1.3)	(9.6)	-	-	-	-	-	-	(9.6)	-	-	-	-	(9.6)
Net other[3]	91.0	5.7	85.3	7.1	(4.5)	2.3	-	(0.1)	9.4	78.2	(3.0)	(2.9)	(1.4)	(2.9)	88.4
Non-underlying items[4]	(26.4)	(14.4)	(12.0)	(1.7)	(1.7)	-	-	-	-	(10.3)	0.2	1.0	0.3	(2.7)	(9.1)
Royalties	(8.4)	-	(8.4)	(1.7)	(1.5)	(0.2)	-	(2.3)	2.3	(6.7)	(1.2)	(3.9)	(1.5)	(0.1)	-
Current taxation	(12.5)	-	(12.5)	(2.2)	(2.2)	-	-	(4.3)	4.3	(10.3)	5.2	2.1	0.3	0.1	(18.0)
Deferred taxation	5.6	3.5	2.1	(6.4)	(4.3)	(1.7)	(0.4)	(0.9)	0.9	8.5	15.2	1.8	1.4	-	(9.9)
Profit for the period	6.5	2.7	3.8	21.5	10.2	1.0	1.2	11.1	(2.0)	(17.7)	(35.9)	13.1	(3.5)	(27.5)	36.1
Attributable to:	-		-	-						-
Owners of Sibanye-Stillwater	6.4	2.7	3.7	21.4	10.2	1.0	1.1	11.1	(2.0)	(17.7)	(35.9)	13.1	(3.5)	(27.5)	36.1
Non-controlling interests	0.1	-	0.1	0.1	-	-	0.1	-	-	-	-	-	-	-	-
Sustaining capital expenditure	(35.7)	(9.0)	(26.7)	(11.7)	(7.2)	(4.1)	(0.4)	(5.3)	5.3	(15.0)	(6.8)	(6.1)	(2.0)	-	(0.1)
Ore reserve development	(137.9)	(35.7)	(102.2)	(18.4)	(18.4)	-	-	-	-	(83.8)	(34.1)	(32.4)	(17.3)	-	-
Growth projects	(74.4)	(54.2)	(20.2)	(2.7)	-	-	(2.7)	-	-	(17.5)	-	(5.9)	-	-	(11.6)
Total capital expenditure	(248.0)	(98.9)	(149.1)	(32.8)	(25.6)	(4.1)	(3.1)	(5.3)	5.3	(116.3)	(40.9)	(44.4)	(19.3)	-	(11.7)
[1]

Corporate and reconciling items represent the items to reconcile segment data to consolidated financial statement totals. This does not represent a separate segment as it does not generate mining revenue

[2]	Net other cash costs consist of care and maintenance and other costs as detailed in profit or loss
[3]

Net other consists of gain on financial instruments and gain on foreign exchange differences. Corporate and reconciling items net other includes the share of results equity-accounted investees after tax as detailed in profit or loss

[4]

Non-underlying items consists of gain on disposal of property, plant and equipment, impairments, occupational healthcare expense, restructuring costs and transaction costs as detailed in profit or loss

[5]	The average exchange rate for the six months ended 30 June 2018 was R12.31/US$